INCOME TAXES (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Income Taxes
Discontinued Operations And Disposition Of Discontinued Operations, Tax Effect Of Discontinued Operations And Disposition Of Discontinued Operations			$ (20.5)	$ (8.3)	$ 24.3
Income (Loss) before Income Taxes from Discontinued Operations And Disposition Of Discontinued Operations			(175.8)	(136.3)	40.6
Significant Change in Unrecognized Tax Benefits is Reasonably Possible, Amount of Unrecorded Benefit			6.0
Income (Loss) from Continuing Operations before Income Taxes, Noncontrolling Interest [Abstract]
United States			(32.4)	(9.5)	(13.4)
Foreign			279.9	296.6	176.8
Income (loss) from continuing operations before income taxes			247.5	287.1	163.4
Current:
Federal			14.7	21.4	(10.1)
State			1.2	1.8	2.2
Foreign			38.1	31.2	22.7
Current income tax provision (benefit)			54.0	54.4	14.8
Deferred:
Federal			(14.9)	(14.4)	36.6
State			(3.3)	1.2	(0.6)
Foreign			2.0	4.2	1.6
Deferred income tax (benefit) provision			(16.2)	(9.0)	$ 37.6
Transition tax		$ 29.8
Remeasurement of deferred tax balances		$ 20.6
Deferred tax assets and liabilities
Valuation allowance for deferred tax assets, increase in period			(7.3)	(20.3)
Continuing Operations
Deferred:
Total provision for (benefit from) income taxes	$ 6.6		0.2
Deferred tax assets and liabilities
Property, plant and equipment			(14.5)	(10.1)
Intangibles			(4.7)	(5.0)
Inventories			6.4	6.4
Accrued warranties and product liability			9.8	8.3
Loss carry forwards			198.5	195.5
Retirement plans			13.3	12.1
Accrued compensation and benefits			22.0	18.8
Operating lease ROU asset			(30.9)
Operating lease liability			32.2
Other			9.2	11.1
Deferred tax assets valuation allowance			(107.0)	(114.3)
Net deferred tax assets			134.3	122.8
Deferred tax assets before valuation allowances			243.6	239.0
Deferred tax liabilities			2.3	1.9
Discontinued Operations
Deferred tax assets and liabilities
Deferred tax asset related to discontinued operations			$ 0.3	$ 24.1